Summary of Significant Accounting Policies (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Exchange rate at balance sheets date	6.9762	6.8755
Average exchange rate for each year	6.8985	6.6090	6.7553